Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 97.2%
Aerospace & Defense – 1.5%
L3Harris Technologies Inc	40,948	$8,570,826
Air Freight & Logistics – 0.4%
United Parcel Service Inc	23,416	2,575,526
Automobiles – 2.6%
Ferrari NV	19,329	8,270,492
Tesla Inc*	27,617	7,157,222
		15,427,714
Banks – 5.7%
Bank of America Corp	11,339	473,176
Canadian Imperial Bank of Commerce	12,202	686,973
Fifth Third Bancorp	109,371	4,287,343
JPMorgan Chase & Co	66,170	16,231,501
Toronto-Dominion Bank/The	11,006	659,700
Truist Financial Corp	69,196	2,847,415
US Bancorp	193,523	8,170,541
		33,356,649
Beverages – 1.0%
Coca-Cola Co	80,872	5,792,053
Building Products – 0.7%
Trane Technologies PLC	11,378	3,833,476
Capital Markets – 4.9%
Ares Management Corp - Class A	12,998	1,905,637
Cboe Global Markets Inc	40,487	9,161,803
Interactive Brokers Group Inc	4,099	678,753
Intercontinental Exchange Inc	32,179	5,550,878
KKR & Co Inc	12,271	1,418,650
Main Street Capital Corp#	20,748	1,173,507
Moody's Corp	19,500	9,080,955
		28,970,183
Chemicals – 0.4%
Air Products and Chemicals Inc	4,243	1,251,345
Eastman Chemical Co	14,089	1,241,382
		2,492,727
Communications Equipment – 0.4%
Motorola Solutions Inc	4,844	2,120,752
Consumer Finance – 0.2%
Ally Financial Inc	28,402	1,035,821
Diversified Consumer Services – 0.2%
H&R Block Inc	15,202	834,742
Stride Inc*	2,751	348,001
		1,182,743
Diversified Financial Services – 5.1%
Apollo Global Management Inc	9,009	1,233,693
Berkshire Hathaway Inc*	31,705	16,885,449
Fidelity National Information Services Inc	17,206	1,284,944
Mastercard Inc - Class A	19,502	10,689,436
		30,093,522
Electric Utilities – 2.0%
American Electric Power Co Inc	34,709	3,792,652
Duke Energy Corp	40,100	4,890,997
NextEra Energy Inc	42,874	3,039,338
		11,722,987
Electrical Equipment – 1.9%
Eaton Corp PLC	11,900	3,234,777
Emerson Electric Co	74,295	8,145,704
		11,380,481
Electronic Equipment, Instruments & Components – 0.3%
CDW Corp/DE	7,359	1,179,353
Jabil Inc	6,165	838,872
		2,018,225
Food & Staples Retailing – 4.6%
Casey's General Stores Inc	3,342	1,450,562
Costco Wholesale Corp	13,526	12,792,620

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Food & Staples Retailing – (continued)
Sprouts Farmers Market Inc*	3,161	$482,495
Walmart Inc	139,449	12,242,228
		26,967,905
Food Products – 1.1%
General Mills Inc	61,951	3,704,051
Pilgrim's Pride Corp*	9,979	543,955
Tyson Foods Inc	30,609	1,953,160
		6,201,166
Health Care Equipment & Supplies – 2.6%
Alcon Inc	90,243	8,566,768
Becton Dickinson and Co	11,073	2,536,382
Insulet Corp*	2,761	725,066
Medtronic PLC	38,293	3,441,009
		15,269,225
Health Care Providers & Services – 0.3%
DaVita Inc*	4,061	621,211
Quest Diagnostics Inc	8,481	1,434,985
		2,056,196
Health Care Real Estate Investment Trusts (REITs) – 2.3%
Alexandria Real Estate Equities Inc	17,731	1,640,295
Omega Healthcare Investors Inc	227,343	8,657,221
Welltower Inc	19,694	3,017,318
		13,314,834
Hotels, Restaurants & Leisure – 4.0%
Booking Holdings Inc	1,233	5,680,320
McDonald's Corp	40,749	12,728,765
Restaurant Brands International Inc#	17,775	1,184,526
Texas Roadhouse Inc	21,243	3,539,721
Wingstop Inc	1,994	449,807
		23,583,139
Household Durables – 0.2%
Garmin Ltd	4,600	998,798
Household Products – 0.8%
Church & Dwight Co Inc	27,978	3,080,098
Clorox Co	10,778	1,587,060
		4,667,158
Industrial Conglomerates – 1.6%
Honeywell International Inc	43,915	9,299,001
Information Technology Services – 0.8%
Accenture PLC	11,429	3,566,305
Akamai Technologies Inc*	11,130	895,965
		4,462,270
Insurance – 1.8%
Aflac Inc	19,692	2,189,554
Arthur J Gallagher & Co	9,237	3,188,982
Prudential Financial Inc	31,437	3,510,884
Unum Group	24,007	1,955,610
		10,845,030
Interactive Media & Services – 5.9%
Alphabet Inc - Class A	142,227	21,993,983
Meta Platforms Inc - Class A	22,126	12,752,542
		34,746,525
Life Sciences Tools & Services – 0.4%
Danaher Corp	12,119	2,484,395
Machinery – 4.2%
Cummins Inc	25,048	7,851,045
Dover Corp	10,284	1,806,693
Illinois Tool Works Inc	25,875	6,417,259
Parker-Hannifin Corp	14,038	8,532,998
		24,607,995
Metals & Mining – 0.1%
Wheaton Precious Metals Corp#	9,393	729,179
Multiline Retail – 3.1%
Amazon.com Inc*	95,020	18,078,505
Multi-Utilities – 1.3%
Consolidated Edison Inc	31,696	3,505,261
WEC Energy Group Inc	39,282	4,280,952
		7,786,213

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.7%
Cheniere Energy Inc	8,100	$1,874,340
Exxon Mobil Corp	65,820	7,827,973
ONEOK Inc	87,098	8,641,863
Suncor Energy Inc	41,959	1,624,652
TC Energy Corp	22,524	1,063,358
Viper Energy Inc	19,844	895,957
		21,928,143
Real Estate Management & Development – 1.4%
CBRE Group Inc*	61,833	8,086,520
Road & Rail – 0.6%
CSX Corp	113,846	3,350,488
Semiconductor & Semiconductor Equipment – 5.2%
KLA Corp	5,316	3,613,817
NVIDIA Corp	246,083	26,670,475
		30,284,292
Software – 9.5%
Box Inc - Class A*	23,174	715,150
HubSpot Inc*	12,011	6,861,764
InterDigital Inc/PA#	38,796	8,021,073
JFrog Inc*	11,066	354,112
Microsoft Corp	74,975	28,144,865
Salesforce Inc	43,780	11,748,801
		55,845,765
Specialized Real Estate Investment Trusts (REITs) – 3.2%
Iron Mountain Inc	11,375	978,705
Public Storage	29,895	8,947,274
SBA Communications Corp	39,262	8,638,033
		18,564,012
Specialty Retail – 0.4%
AutoZone Inc*	586	2,234,289
Technology Hardware, Storage & Peripherals – 7.9%
Apple Inc	205,600	45,669,928
Logitech International SA (REG)#	6,054	511,018
		46,180,946
Tobacco – 2.4%
Altria Group Inc	51,346	3,081,787
Philip Morris International Inc	70,825	11,242,052
		14,323,839
Trading Companies & Distributors – 0.5%
WW Grainger Inc	2,864	2,829,145
Total Common Stocks (cost $495,582,575)		570,298,658
Investment Companies – 2.8%
Exchange-Traded Funds (ETFs) – 2.5%
Schwab US Large-Cap	661,560	14,607,245
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£	1,893,208	1,893,587
Total Investment Companies (cost $16,945,897)		16,500,832
Investments Purchased with Cash Collateral from Securities Lending – 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	2,912,161	2,912,161
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 4/1/25	$728,040	728,040
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,640,201)		3,640,201
Total Investments (total cost $516,168,673) – 100.6%		590,439,691
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(3,525,316)
Net Assets – 100%		$586,914,375

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$575,709,793	97.5%
Italy	8,270,492	1.4
Canada	5,948,388	1.0
Switzerland	511,018	0.1
Total	$590,439,691	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$344,765	$41,222,785	$(39,673,725)	$(238)	$-	$1,893,587	1,893,208	$29,492
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	-	31,809,670	(28,897,509)	-	-	2,912,161	2,912,161	2,395 ∆
Total Affiliated Investments - 0.8%
	$344,765	$73,032,455	$(68,571,234)	$(238)	$-	$4,805,748	4,805,369	$31,887

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$570,298,658	$-	$-
Investment Companies	14,607,245	1,893,587	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,640,201	-
Total Assets	$584,905,903	$5,533,788	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70297 05-25